Investments Accounted for Using the Equity Method - Schedule of Carrying Amount of Consolidated Financial Statements (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Compañía de Financiamiento Tuya S.A. [Member]
Schedule of Carrying Amount of Consolidated Financial Statements [Line Items]
Net assets		$ 508,029	$ 405,043
Ownership percentage		50.00%	50.00%
Proportionate share of net assets		$ 271,627	$ 220,134
Carrying amount	[1]	271,627	220,134
Puntos Colombia S.A.S. [Member]
Schedule of Carrying Amount of Consolidated Financial Statements [Line Items]
Net assets		$ 35,382	$ 19,972
Ownership percentage		50.00%	50.00%
Proportionate share of net assets		$ 17,691	$ 9,986
Carrying amount	[1]	17,691	9,986
Sara ANV S.A. [Member]
Schedule of Carrying Amount of Consolidated Financial Statements [Line Items]
Net assets		$ 4,471	$ 4,877
Ownership percentage		50.00%	50.00%
Proportionate share of net assets		$ 2,236	$ 2,438
Carrying amount	[1]	$ 2,236	$ 2,438

[1]	Amount of investment and goodwill.